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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.0%
ADVERTISING—0.5%
CBS Outdoor Americas, Inc.	103,096	$3,432,066
Choicestream, Inc.*(L3),(a)	124,658	74,795
Lamar Advertising Co., Cl. A	212,529	10,658,329
		14,165,190
AEROSPACE & DEFENSE—3.9%
B/E Aerospace, Inc.*	65,400	5,568,156
Honeywell International, Inc.	662,833	60,867,954
Precision Castparts Corp.	128,299	29,354,811
The Boeing Co.	117,124	14,111,100
		109,902,021
AIRLINES—0.5%
Copa Holdings SA, Cl. A	19,625	2,980,449
Delta Air Lines, Inc.	334,867	12,544,118
		15,524,567
ALTERNATIVE CARRIERS—0.2%
Level 3 Communications, Inc.*	123,800	5,444,724

APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Kate Spade & Co.*	178,643	6,758,065
Michael Kors Holdings Ltd.*	62,079	5,058,197
PVH Corp.	103,921	11,450,016
Ralph Lauren Corp.	97,620	15,215,053
		38,481,331
APPAREL RETAIL—0.3%
L Brands, Inc.	151,645	8,790,861

APPLICATION SOFTWARE—1.8%
King Digital Entertainment, PLC.*	246,600	4,796,370
salesforce.com, inc.*	571,622	31,010,493
SAP SE#	187,353	14,705,337
		50,512,200
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Affiliated Managers Group, Inc.*	81,700	16,278,725

AUTO PARTS & EQUIPMENT—2.6%
Delphi Automotive PLC.	534,037	35,673,672
Johnson Controls, Inc.	574,537	27,141,128
WABCO Holdings, Inc.*	114,948	11,205,131
		74,019,931
BIOTECHNOLOGY—6.2%
Amgen, Inc.	113,098	14,407,554
Biogen Idec, Inc.*	80,844	27,033,425
Celgene Corp.*	291,300	25,386,795
Gilead Sciences, Inc.*	787,576	72,102,583
Intercept Pharmaceuticals, Inc.*	12,500	2,904,500
Pharmacyclics, Inc.*	201,722	24,295,398
Puma Biotechnology, Inc.*	20,942	4,643,260
Vertex Pharmaceuticals, Inc.*	55,886	4,968,824
		175,742,339

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BREWERS—0.4%
Anheuser-Busch InBev NV#	35,000	$3,779,300
Molson Coors Brewing, Co.	125,000	8,441,250
		12,220,550
BROADCASTING—0.4%
CBS Corp., Cl. B	214,204	12,173,213

BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	142,000	5,366,180

CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	674,716	36,252,491
DISH Network Corp.*	166,067	10,272,904
Time Warner Cable, Inc.	120,870	17,538,237
		64,063,632
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	140,600	10,383,310

COMMUNICATIONS EQUIPMENT—1.0%
F5 Networks, Inc.*	140,308	15,797,278
QUALCOMM, Inc.	154,646	11,397,410
		27,194,688
COMPUTER STORAGE & PERIPHERALS—0.2%
SanDisk Corp.	61,300	5,621,823

CONSTRUCTION & ENGINEERING—0.4%
Quanta Services, Inc.*	302,448	10,128,984

CONSTRUCTION MATERIALS—0.5%
Eagle Materials, Inc.	116,142	10,548,016
Martin Marietta Materials, Inc.	33,000	4,099,590
		14,647,606
CONSUMER FINANCE—1.6%
American Express Co.	357,510	31,460,880
Discover Financial Services	227,161	13,870,451
		45,331,331
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Alliance Data Systems Corp.*	66,544	17,453,826
Fiserv, Inc.*	240,400	14,825,468
Visa, Inc., Cl. A	272,152	57,426,793
		89,706,087
DIVERSIFIED BANKS—0.2%
JPMorgan Chase & Co.	95,313	5,496,701

DIVERSIFIED CHEMICALS—0.2%
The Dow Chemical Co.	131,800	6,731,026

DRUG RETAIL—2.6%
CVS Caremark Corp.	727,118	55,522,730
Walgreen Co.	246,900	16,979,313
		72,502,043
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	159,271	10,817,686

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	132,100	14,939,189

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	210,881	$16,265,252

HEALTH CARE EQUIPMENT—1.5%
Covidien PLC.	135,900	11,756,709
Insulet Corp.*	129,713	4,584,057
St. Jude Medical, Inc.	412,626	26,899,089
		43,239,855
HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*	1,037,670	67,770,228
Universal Health Services, Inc., Cl. B	29,700	3,166,020
		70,936,248
HOME ENTERTAINMENT SOFTWARE—0.2%
Activision Blizzard, Inc.	215,600	4,825,128

HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	729,835	59,007,160

HOTELS RESORTS & CRUISE LINES—2.0%
Ctrip.com International Ltd.#*	166,400	10,654,592
Hilton Worldwide Holdings, Inc.*	874,921	21,181,837
Royal Caribbean Cruises Ltd.	437,200	26,078,980
		57,915,409
HOUSEHOLD PRODUCTS—0.1%
The Procter & Gamble Co.	26,125	2,019,985

HOUSEWARES & SPECIALTIES—0.4%
Jarden Corp.*	209,612	11,717,311

INDUSTRIAL CONGLOMERATES—0.9%
Danaher Corp.	342,650	25,314,982

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	117,300	15,477,735

INDUSTRIAL MACHINERY—0.5%
Ingersoll-Rand PLC.	239,590	14,085,496

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Verizon Communications, Inc.	612,418	30,878,116

INTERNET RETAIL—2.2%
Amazon.com, Inc.*	111,938	35,035,474
Qunar Cayman Islands Ltd.#*	327,100	9,175,155
The Priceline Group, Inc.*	8,135	10,107,331
TripAdvisor, Inc.*	97,600	9,256,384
		63,574,344
INTERNET SOFTWARE & SERVICES—10.8%
Cornerstone OnDemand, Inc.*	240,900	10,079,256
Demandware, Inc.*	69,957	4,214,210
eBay, Inc.*	191,455	10,108,824
Facebook, Inc.*	1,471,310	106,890,671
Google, Inc., Cl. A*	45,135	26,157,989
Google, Inc., Cl. C*	170,835	97,649,286
LinkedIn Corp.*	26,400	4,768,896
Sina Corp.*	27,500	1,330,725

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc.*	1,289,627	$46,181,543
		307,381,400
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	1,536,061	49,676,213

IT CONSULTING & OTHER SERVICES—0.6%
Acxiom Corp.*	121,300	2,222,216
International Business Machines Corp.	75,145	14,403,042
		16,625,258
LIFE & HEALTH INSURANCE—0.4%
Lincoln National Corp.	189,390	9,922,142

LIFE SCIENCES TOOLS & SERVICES—1.8%
Thermo Fisher Scientific, Inc.	410,675	49,897,013

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	448,900	34,803,217
Cigna Corp.	254,800	22,942,192
		57,745,409
MULTI-LINE INSURANCE—0.4%
American International Group, Inc.	216,620	11,259,908

OIL & GAS EQUIPMENT & SERVICES—3.4%
Halliburton Company	238,404	16,447,492
National Oilwell Varco, Inc.	235,015	19,045,616
Schlumberger Ltd.	61,100	6,622,629
Weatherford International PLC*	2,476,046	55,389,149
		97,504,886
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Anadarko Petroleum Corp.	283,911	30,335,890
Devon Energy Corp.	375,300	28,335,150
Parsley Energy, Inc., Cl. A*	401,600	9,064,112
Pioneer Natural Resources Co.	6,478	1,434,618
		69,169,770
OIL & GAS REFINING & MARKETING—0.1%
Valero Energy Corp.	56,600	2,875,280

OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy, Inc.*	273,700	19,367,012

PHARMACEUTICALS—3.0%
AbbVie, Inc.	380,117	19,895,324
Actavis PLC.*	240,304	51,487,535
Perrigo Co., PLC.	60,000	9,027,000
Valeant Pharmaceuticals International, Inc.*	44,200	5,188,638
		85,598,497
RAILROADS—0.8%
Canadian National Railway, Co.	160,900	10,754,556
Union Pacific Corp.	111,400	10,951,734
		21,706,290
RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	108,900	15,652,197

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—(CONT.)
Nielsen NV	361,100	$16,650,321
		32,302,518
RESTAURANTS—0.8%
Starbucks Corp.	235,867	18,322,148
Yum! Brands, Inc.	76,672	5,321,037
		23,643,185
SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	560,515	24,186,222

SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.	163,061	11,414,270
SunEdison, Inc.*	370,500	7,410,000
		18,824,270
SEMICONDUCTORS—3.9%
Avago Technologies Ltd.	373,412	25,907,325
Broadcom Corp., Cl. A	38,100	1,457,706
Micron Technology, Inc.*	1,336,833	40,840,248
NXP Semiconductor NV*	693,628	43,247,706
		111,452,985
SOFT DRINKS—1.2%
Monster Beverage Corp.*	28,800	1,842,048
PepsiCo, Inc.	349,984	30,833,590
		32,675,638
SPECIALIZED FINANCE—0.6%
IntercontinentalExchange Group, Inc.	52,670	10,124,227
McGraw Hill Financial, Inc.	35,000	2,807,700
Moody’s Corp.	53,600	4,663,200
		17,595,127
SPECIALTY CHEMICALS—1.4%
Chemtura Corp.*	38,400	893,184
Rockwood Holdings, Inc.	446,821	35,272,050
The Sherwin-Williams Co.	13,300	2,742,859
		38,908,093
SYSTEMS SOFTWARE—1.0%
Microsoft Corp.	671,759	28,993,118

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.6%
Apple, Inc.	1,882,299	179,891,315
Western Digital Corp.	82,896	8,275,508
		188,166,823
TOBACCO—0.3%
Lorillard, Inc.	159,900	9,670,752

TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	534,448	13,585,668
United Rentals, Inc.*	90,189	9,551,015
		23,136,683

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.4%
SoftBank Corp.(L2)	169,315	$12,171,762
TOTAL COMMON STOCKS (Cost $2,330,456,476)		2,691,899,213

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	1,074,935	644,961
Choicestream, Inc., Cl. B*(L3),(a)	2,500,538	1,500,323
		2,145,284
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	111,655	3,616,505
TOTAL PREFERRED STOCKS (Cost $5,976,433)		5,761,789

MASTER LIMITED PARTNERSHIP—1.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
The Blackstone Group LP.	1,145,728	37,442,391
The Carlyle Group LP.	438,903	14,650,582
		52,092,973
TOTAL MASTER LIMITED PARTNERSHIP (Cost $48,458,242)		52,092,973

Total Investments (Cost $2,384,891,151)(b)	97.0%	2,749,753,975
Other Assets in Excess of Liabilities	3.0%	84,140,532
NET ASSETS	100.0%	$2,833,894,507

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,398,813,996, amounted to $350,939,979 which consisted of aggregate gross unrealized appreciation of $386,824,014 and aggregate gross unrealized depreciation of $35,884,035.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.6%
ADVERTISING—0.8%
Lamar Advertising Co., Cl. A	3,340	$167,501

AEROSPACE & DEFENSE—5.4%
Honeywell International, Inc.	8,370	768,617
Precision Castparts Corp.	1,360	311,168
		1,079,785
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
PVH Corp.	1,870	206,037
Ralph Lauren Corp.	920	143,391
		349,428
APPLICATION SOFTWARE—1.8%
salesforce.com, inc.*	6,650	360,763

AUTO PARTS & EQUIPMENT—4.1%
Delphi Automotive PLC.	7,320	488,976
Johnson Controls, Inc.	7,060	333,514
		822,490
BIOTECHNOLOGY—4.3%
Gilead Sciences, Inc.*	7,340	671,977
Pharmacyclics, Inc.*	1,550	186,682
		858,659
CABLE & SATELLITE—2.4%
Comcast Corporation, Cl. A	8,820	473,899

CASINOS & GAMING—0.7%
Las Vegas Sands Corp.	1,790	132,191

CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.*	2,930	98,126

CONSUMER FINANCE—2.1%
American Express Co.	4,850	426,800

DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	740	194,095
Visa, Inc., Cl. A	2,930	618,259
		812,354
DIVERSIFIED BANKS—1.0%
JPMorgan Chase & Co.	3,500	201,845

DRUG RETAIL—3.1%
CVS Caremark Corp.	8,290	633,024

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC.	1,640	111,389

HEALTH CARE FACILITIES—3.2%
HCA Holdings, Inc.*	9,840	642,650

HOME IMPROVEMENT RETAIL—3.0%
The Home Depot, Inc.	7,530	608,800

HOTELS RESORTS & CRUISE LINES—0.9%
Royal Caribbean Cruises Ltd.	3,130	186,704

INTERNET RETAIL—3.9%
Amazon.com, Inc.*	870	272,301
Qunar Cayman Islands Ltd.#*	18,430	516,962
		789,263

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—12.2%
Facebook, Inc.*	13,380	$972,057
Google, Inc., Cl. A*	470	272,389
Google, Inc., Cl. C*	1,310	748,796
Yahoo! Inc.*	13,120	469,827
		2,463,069
INVESTMENT BANKING & BROKERAGE—3.1%
Morgan Stanley	19,310	624,485

LIFE SCIENCES TOOLS & SERVICES—2.6%
Thermo Fisher Scientific, Inc.	4,320	524,880

MANAGED HEALTH CARE—1.8%
Aetna, Inc.	4,720	365,942

OIL & GAS EQUIPMENT & SERVICES—3.6%
Halliburton Company	3,636	250,848
Weatherford International PLC*	20,730	463,730
		714,578
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Anadarko Petroleum Corp.	2,800	299,180
Devon Energy Corp.	2,810	212,155
		511,335
PHARMACEUTICALS—3.6%
Actavis PLC.*	2,850	610,641
Valeant Pharmaceuticals International, Inc.*	990	116,216
		726,857
RAILROADS—1.0%
Canadian National Railway, Co.	3,120	208,541

REGIONAL BANKS—0.6%
ViewPoint Financial Group, Inc.	5,090	127,963

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	1,190	171,039

SECURITY & ALARM SERVICES—2.4%
Tyco International Ltd.	11,290	487,163

SEMICONDUCTORS—5.5%
Avago Technologies Ltd.	3,090	214,384
Micron Technology, Inc.*	12,660	386,763
NXP Semiconductor NV*	8,120	506,282
		1,107,429
SOFT DRINKS—1.3%
PepsiCo, Inc.	2,860	251,966

SPECIALTY CHEMICALS—3.3%
Rockwood Holdings, Inc.	5,800	457,852
The Sherwin-Williams Co.	960	197,981
		655,833
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	14,111	1,348,588
TOTAL COMMON STOCKS (Cost $17,380,862)		19,045,339

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—4.6%
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
The Blackstone Group LP.	19,190	$627,129

OIL & GAS STORAGE & TRANSPORTATION—1.5%
Cheniere Energy Partners LP.	9,720	304,917
TOTAL MASTER LIMITED PARTNERSHIP (Cost $821,887)		932,046
Total Investments (Cost $18,202,749)(a)	99.2%	19,977,385
Other Assets in Excess of Liabilities	0.8%	163,791
NET ASSETS	100.0%	$20,141,176

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,195,747, amounted to $1,781,638 which consisted of aggregate gross unrealized appreciation of $2,030,720 and aggregate gross unrealized depreciation of $249,082.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.4%
ADVERTISING—0.6%
Choicestream, Inc.*(L3),(a)	8,930	$5,358
Lamar Advertising Co., Cl. A	17,100	857,565
		862,923
AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	14,800	1,260,072
TransDigm Group, Inc.	4,900	822,808
		2,082,880
AIRLINES—0.9%
Delta Air Lines, Inc.	23,500	880,310
United Continental Holdings, Inc.*	12,100	561,319
		1,441,629
ALTERNATIVE CARRIERS—1.6%
Level 3 Communications, Inc.*	56,600	2,489,268

APPAREL ACCESSORIES & LUXURY GOODS—4.8%
Hanesbrands, Inc.	10,000	977,100
Kate Spade & Co.*	34,600	1,308,918
Michael Kors Holdings Ltd.*	10,500	855,540
PVH Corp.	11,500	1,267,070
Ralph Lauren Corp.	11,400	1,776,804
Under Armour, Inc., Cl. A*	18,900	1,261,575
		7,447,007
APPAREL RETAIL—0.9%
L Brands, Inc.	25,500	1,478,235

APPLICATION SOFTWARE—1.7%
King Digital Entertainment, PLC.*	28,200	548,490
Synchronoss Technologies, Inc.*	28,700	1,159,767
Workday, Inc., Cl. A*	11,000	922,240
		2,630,497
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc.*	7,900	1,574,075

AUTO PARTS & EQUIPMENT—3.2%
BorgWarner, Inc.	32,900	2,048,025
Delphi Automotive PLC.~	20,250	1,352,700
WABCO Holdings, Inc.*	15,600	1,520,688
		4,921,413
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	4,300	960,190

BIOTECHNOLOGY—3.4%
BioMarin Pharmaceutical, Inc.*	10,000	618,200
Celldex Therapeutics, Inc.*	24,600	322,014
Intercept Pharmaceuticals, Inc.*	1,800	418,248
Medivation, Inc.*	10,700	794,261
Pharmacyclics, Inc.*	15,100	1,818,644
Portola Pharmaceuticals, Inc.*	18,100	455,034
Vertex Pharmaceuticals, Inc.*	9,900	880,209
		5,306,610
BUILDING PRODUCTS—1.6%
Fortune Brands Home & Security, Inc.	16,500	623,535

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	21,100	$1,800,252
		2,423,787
CABLE & SATELLITE—0.3%
AMC Networks, Inc.*	8,700	520,869

COMMUNICATIONS EQUIPMENT—1.9%
ARRIS Group, Inc.*	40,200	1,373,634
CommScope Holding Co., Inc.*	34,700	855,008
F5 Networks, Inc.*	7,100	799,389
		3,028,031
COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.	6,000	550,260

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Allison Transmission Holdings, Inc.	55,900	1,636,752
Oshkosh Corp.	22,800	1,053,816
		2,690,568
CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	10,800	980,856
Martin Marietta Materials, Inc.	4,900	608,727
		1,589,583
CONSUMER ELECTRONICS—0.1%
GoPro, Inc.*	3,800	182,286

CONSUMER FINANCE—0.5%
Discover Financial Services	12,300	751,038

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*,~	7,300	1,914,717
Fiserv, Inc.*	31,800	1,961,106
		3,875,823
DRUG RETAIL—1.0%
Rite Aid Corp.*	223,400	1,494,546

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Acuity Brands, Inc.	7,700	825,979
Hubbell, Inc., Cl. B	7,800	912,132
		1,738,111
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
OSI Systems, Inc.*	11,700	775,710

FOOD RETAIL—1.4%
The Kroger Co.	32,700	1,601,646
Whole Foods Market, Inc.	14,200	542,724
		2,144,370
GENERAL MERCHANDISE STORES—0.8%
Burlington Stores, Inc.*	37,300	1,220,829

HEALTH CARE EQUIPMENT—1.1%
Insulet Corp.*	31,500	1,113,210
Wright Medical Group, Inc.*	17,900	551,678
		1,664,888
HEALTH CARE FACILITIES—3.3%
Acadia Healthcare Co., Inc.*	9,600	457,536
Tenet Healthcare Corporation*	65,400	3,451,158

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
Universal Health Services, Inc., Cl. B	11,700	$1,247,220
		5,155,914
HEALTH CARE SERVICES—2.1%
Air Methods Corp.*	23,200	1,165,800
IPC The Hospitalist Co., Inc.*	41,700	2,050,806
		3,216,606
HEALTH CARE TECHNOLOGY—1.5%
athenahealth, Inc.*	18,200	2,264,080

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	37,200	832,536

HOME FURNISHING RETAIL—0.4%
Williams-Sonoma, Inc.	10,100	677,407

HOMEBUILDING—0.5%
Toll Brothers, Inc.*	24,300	794,367

HOTELS RESORTS & CRUISE LINES—3.7%
Royal Caribbean Cruises Ltd.~	62,100	3,704,265
Starwood Hotels & Resorts Worldwide, Inc.	27,800	2,136,152
		5,840,417
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*,~	32,800	1,833,520

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	20,600	1,002,190

INDUSTRIAL MACHINERY—2.1%
Donaldson Co., Inc.	29,300	1,136,547
Graco, Inc.	12,700	941,705
Ingersoll-Rand PLC.	20,400	1,199,316
		3,277,568
INSURANCE BROKERS—1.1%
Aon PLC.	10,280	867,221
Arthur J Gallagher & Co.	17,200	774,000
		1,641,221
INTERNET RETAIL—1.3%
NetFlix, Inc.*	1,000	422,720
Qunar Cayman Islands Ltd.#*	22,400	628,320
TripAdvisor, Inc.*	10,300	976,852
		2,027,892
INTERNET SOFTWARE & SERVICES—1.9%
AOL, Inc.*	12,400	478,020
Cornerstone OnDemand, Inc.*	25,600	1,071,104
Demandware, Inc.*	11,500	692,760
Trulia, Inc.*	12,500	756,625
		2,998,509
IT CONSULTING & OTHER SERVICES—0.4%
Unisys Corp.*	31,500	670,635

LEISURE FACILITIES—1.2%
SeaWorld Entertainment, Inc.	68,300	1,902,155

LEISURE PRODUCTS—1.2%
Brunswick Corp.	20,000	806,600

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—(CONT.)
Hasbro, Inc.~	22,900	$1,144,084
		1,950,684
LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	22,500	1,178,775

LIFE SCIENCES TOOLS & SERVICES—0.3%
Genfit*(L2)	11,900	445,298

MANAGED HEALTH CARE—1.1%
WellCare Health Plans, Inc.*	26,300	1,640,594

OIL & GAS DRILLING—0.4%
Nabors Industries Ltd.^	23,300	632,828

OIL & GAS EQUIPMENT & SERVICES—0.7%
Cameron International Corp.*^	16,450	1,166,469

OIL & GAS EXPLORATION & PRODUCTION—6.3%
Cabot Oil & Gas Corp.^	71,500	2,355,925
Denbury Resources, Inc.	110,300	1,869,585
Northern Oil and Gas, Inc.*	34,800	559,932
Parsley Energy, Inc., Cl. A*	108,986	2,459,814
PDC Energy, Inc.*^	14,500	786,770
Rosetta Resources, Inc.*^	13,100	669,017
Whiting Petroleum Corp.*^	12,700	1,123,823
		9,824,866
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.^	14,600	686,346

PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	9,300	850,392

PAPER PACKAGING—0.7%
Graphic Packaging Holding Co.*	95,600	1,147,200

PHARMACEUTICALS—1.4%
Jazz Pharmaceuticals PLC.*	8,500	1,187,705
Salix Pharmaceuticals Ltd.*	7,400	976,134
		2,163,839
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	9,400	1,162,780

REGIONAL BANKS—0.6%
Signature Bank*	8,000	915,120

RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc.*	24,200	744,150

RESEARCH & CONSULTING SERVICES—2.6%
CoStar Group, Inc.*	10,600	1,523,538
IHS, Inc., Cl. A*	9,100	1,195,467
Verisk Analytics, Inc., Cl. A*	21,300	1,278,852
		3,997,857
RESTAURANTS—1.7%
Chipotle Mexican Grill, Inc.*	2,100	1,412,250
Papa John’s International, Inc.	30,100	1,254,869
		2,667,119
SECURITY & ALARM SERVICES—0.6%
Tyco International Ltd.	23,100	996,765

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	22,800	$1,596,000
SunEdison, Inc.*	15,100	302,000
		1,898,000
SEMICONDUCTORS—4.6%
Avago Technologies Ltd.	29,600	2,053,648
Cree, Inc.*	12,700	599,821
Micron Technology, Inc.*	44,700	1,365,585
Microsemi Corp.*	56,100	1,345,278
NXP Semiconductor NV*	30,300	1,889,205
		7,253,537
SOFT DRINKS—0.5%
Monster Beverage Corp.*	13,200	844,272

SPECIALIZED FINANCE—1.0%
Moody’s Corp.	17,200	1,496,400

SPECIALTY CHEMICALS—2.9%
Chemtura Corp.*	39,500	918,770
Rockwood Holdings, Inc.	21,900	1,728,786
The Sherwin-Williams Co.~	9,200	1,897,316
		4,544,872
SPECIALTY STORES—3.5%
Signet Jewelers Ltd.	14,100	1,435,239
Tiffany & Co.~	13,698	1,337,062
Tractor Supply Co.~	19,700	1,224,749
Ulta Salon, Cosmetics & Fragrance, Inc.*	15,100	1,394,183
		5,391,233
SYSTEMS SOFTWARE—0.8%
ServiceNow, Inc.*	22,400	1,317,120

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Nimble Storage, Inc.*	10,773	278,805
Western Digital Corp.	13,100	1,307,773
		1,586,578
TRADING COMPANIES & DISTRIBUTORS—1.4%
MSC Industrial Direct Co., Inc.	10,900	929,661
United Rentals, Inc.*	11,400	1,207,260
		2,136,921
TRUCKING—0.3%
Swift Transportation Co.*	19,200	392,640
TOTAL COMMON STOCKS (Cost $140,240,578)		149,013,098

PREFERRED STOCKS—0.2%
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*(L3),(a)	77,008	46,205
Choicestream, Inc., Cl. B*(L3),(a)	144,793	86,876
		133,081

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*(L3)	7,588	$245,775
TOTAL PREFERRED STOCKS (Cost $394,233)		378,856

MASTER LIMITED PARTNERSHIP—1.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Carlyle Group LP.	45,100	1,505,438
(Cost $1,514,648)		1,505,438

	CONTRACTS
PURCHASED OPTIONS—0.1%
PUT OPTIONS—0.1%
Nabors Industries Ltd./ August/ 27*,~	1,019	59,102
SPDR S&P 500 ETF Trust/ August/ 196*,~	58	21,750
Whiting Petroleum Corp./ August/ 85*,~	116	12,180
TOTAL PUT OPTIONS (Cost $54,001)		93,032
TOTAL PURCHASED OPTIONS (Cost $54,001)		93,032
Total Investments (Cost $142,203,460)(b)	96.7%	150,990,424
Other Assets in Excess of Liabilities	3.3%	5,223,560
NET ASSETS	100.0%	$156,213,984

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $142,699,986, amounted to $8,290,438 which consisted of aggregate gross unrealized appreciation of $14,293,800 and aggregate gross unrealized depreciation of $6,003,362.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp./ August/ 72.5	(29)	(2,900)	$(5,365)
Cameron International Corp./ August/ 75(L2)	(87)	(8,700)	(29,580)
Cheniere Energy, Inc./ August/ 67.5	(15)	(1,500)	(1,530)
Cheniere Energy, Inc./ August/ 70	(59)	(5,900)	(11,328)
Cheniere Energy, Inc./ August/ 76	(29)	(2,900)	(18,850)
Cheniere Energy, Inc./ September/ 67.5	(29)	(2,900)	(7,598)
Cheniere Energy, Inc./ September/ 72.5	(29)	(2,900)	(12,963)
Nabors Industries Ltd./ August/ 28	(291)	(29,100)	(26,481)
Nabors Industries Ltd./ August/ 29	(494)	(49,400)	(79,040)
Nabors Industries Ltd./ August/ 30	(261)	(26,100)	(68,121)
Northern Oil and Gas, Inc./ August/ 17(L2)	(232)	(23,200)	(22,040)
Northern Oil and Gas, Inc./ August/ 18(L2)	(174)	(17,400)	(28,710)
PDC Energy, Inc./ August/ 60(L2)	(29)	(2,900)	(15,370)
PDC Energy, Inc./ August/ 65(L2)	(58)	(5,800)	(57,420)
QEP Resources, Inc./ August/ 34	(58)	(5,800)	(6,380)
QEP Resources, Inc./ August/ 35(L2)	(131)	(13,100)	(23,580)
Rice Energy, Inc./ August/ 25	(32)	(3,200)	(1,600)
Rosetta Resources, Inc./ August/ 55(L2)	(29)	(2,900)	(11,890)
SPDR S&P 500 ETF Trust/ August/ 194	(58)	(5,800)	(15,718)
Whiting Petroleum Corp./ August/ 80	(58)	(5,800)	(1,450)
Whiting Petroleum Corp./ August/ 82.5	(29)	(2,900)	(1,450)
Whiting Petroleum Corp./ August/ 87.5	(58)	(5,800)	(7,540)
Whiting Petroleum Corp./ August/ 90	(174)	(17,400)	(41,760)
Whiting Petroleum Corp./ September/ 85	(58)	(5,800)	(12,470)
TOTAL PUT OPTIONS WRITTEN (Premiums Received $(443,378))			(508,234)
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 35	(58)	(5,800)	(1,160)
Cameron International Corp./ August/ 65	(88)	(8,800)	(55,440)
HollyFrontier Corp./ August/ 46	(58)	(5,800)	(10,150)
HollyFrontier Corp./ September/ 46	(29)	(2,900)	(6,757)
Nabors Industries Ltd./ August/ 29	(58)	(5,800)	(1,160)
Nabors Industries Ltd./ September/ 29	(146)	(14,600)	(7,884)
Nabors Industries Ltd./ September/ 30	(29)	(2,900)	(841)
PDC Energy, Inc./ September/ 55	(58)	(5,800)	(18,560)
PDC Energy, Inc./ September/ 60	(58)	(5,800)	(8,120)
Rosetta Resources, Inc./ August/ 50	(131)	(13,100)	(36,680)
Whiting Petroleum Corp./ August/ 87.5	(29)	(2,900)	(9,454)
Whiting Petroleum Corp./ August/ 90	(58)	(5,800)	(8,990)
TOTAL CALL OPTIONS WRITTEN (Premiums Received $(177,914))			(165,196)
TOTAL OPTIONS WRITTEN (Premiums Received $(621,292))			$(673,430)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.3%
AEROSPACE & DEFENSE—1.4%
Esterline Technologies Corp.*	48,075	$5,218,541
Hexcel Corp.*	133,200	4,961,700
		10,180,241
AIR FREIGHT & LOGISTICS—0.9%
HUB Group, Inc., Cl. A*	147,700	6,820,786

AIRLINES—0.7%
Spirit Airlines, Inc.*	81,500	5,331,730

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
G-III Apparel Group Ltd.*	96,250	7,475,737
Kate Spade & Co.*	145,350	5,498,591
		12,974,328
APPAREL RETAIL—1.6%
ANN, Inc.*	107,900	3,965,325
DSW, Inc., Cl. A	197,150	5,242,218
The Men’s Wearhouse, Inc.	53,350	2,684,572
		11,892,115
APPLICATION SOFTWARE—4.0%
Aspen Technology, Inc.*	172,650	7,499,916
PTC, Inc.*	200,350	7,204,586
SS&C Technologies Holdings, Inc.*	25,150	1,089,246
Synchronoss Technologies, Inc.*	185,500	7,496,055
Tyler Technologies, Inc.*	73,650	6,682,265
		29,972,068
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Financial Engines, Inc.	100,200	3,902,790
WisdomTree Investments, Inc.*	189,752	1,946,856
		5,849,646
AUTO PARTS & EQUIPMENT—1.6%
American Axle & Manufacturing Holdings, Inc.*	379,450	6,978,085
Tenneco, Inc.*	82,800	5,274,360
		12,252,445
AUTOMOTIVE RETAIL—1.9%
Lithia Motors, Inc., Cl. A	79,200	7,036,920
Monro Muffler Brake, Inc.	141,100	7,166,469
		14,203,389
BIOTECHNOLOGY—7.0%
ACADIA Pharmaceuticals, Inc.*	138,500	2,807,395
Arrowhead Research Corp.*	138,200	1,748,230
Bluebird Bio, Inc.*	74,750	2,496,650
Celldex Therapeutics, Inc.*	159,150	2,083,273
Cepheid, Inc.*	166,250	6,257,650
Foundation Medicine, Inc.*	116,600	2,625,832
Intercept Pharmaceuticals, Inc.*	10,950	2,544,342
InterMune, Inc.*	56,700	2,487,429
Ironwood Pharmaceuticals, Inc.*	432,000	6,393,600
Isis Pharmaceuticals, Inc.*	69,600	2,156,904
Neuralstem, Inc.*	495,800	1,417,988
Neurocrine Biosciences, Inc.*	150,100	2,038,358

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Orexigen Therapeutics, Inc.*	533,000	$2,659,670
Portola Pharmaceuticals, Inc.*	128,200	3,222,948
Puma Biotechnology, Inc.*	27,650	6,130,558
Synageva BioPharma Corp.*	43,150	2,951,892
TESARO, Inc.*	82,800	2,381,328
		52,404,047
BROADCASTING—1.1%
Cumulus Media, Inc., Cl. A*	838,150	4,341,617
Nexstar Broadcasting Group, Inc.	88,700	4,132,533
		8,474,150
BUILDING PRODUCTS—2.0%
AO Smith Corp.	162,700	7,598,090
NCI Building Systems, Inc.*	434,250	7,278,030
		14,876,120
COMMODITY CHEMICALS—1.0%
Calgon Carbon Corp.*	366,900	7,778,280

COMMUNICATIONS EQUIPMENT—2.6%
Applied Optoelectronics, Inc.*	129,500	2,331,000
ARRIS Group, Inc.*	248,000	8,474,160
CalAmp Corp.*	285,100	4,849,551
Ciena Corp.*	208,100	4,064,193
		19,718,904
CONSTRUCTION & ENGINEERING—0.2%
Primoris Services Corp.	62,800	1,499,664

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	64,450	5,853,349

CONSUMER FINANCE—0.8%
Portfolio Recovery Associates, Inc.*	107,600	6,344,096

DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Blackhawk Network Holdings, Inc.*	190,400	5,395,936
MAXIMUS, Inc.	184,900	7,647,464
WEX, Inc.*	76,935	8,302,825
		21,346,225
DIVERSIFIED METALS & MINING—0.7%
US Silica Holdings, Inc.	93,100	5,234,082

EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	186,500	8,019,500

ELECTRONIC COMPONENTS—0.8%
Belden, Inc.	86,650	5,883,535

ELECTRONIC EQUIPMENT MANUFACTURERS—2.6%
Cognex Corp.*	115,150	4,718,847
Control4 Corp.*	150,750	2,534,108
FEI Co.	63,150	4,837,290
OSI Systems, Inc.*	110,650	7,336,095
		19,426,340
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	109,514	6,419,711

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—0.6%
Burlington Stores, Inc.*	128,400	$4,202,532

HEALTH CARE EQUIPMENT—2.9%
Insulet Corp.*	238,700	8,435,658
Thoratec Corp.*	155,850	5,065,125
Wright Medical Group, Inc.*	261,821	8,069,323
		21,570,106
HEALTH CARE FACILITIES—2.6%
Acadia Healthcare Co., Inc.*	185,900	8,859,994
HealthEquity, Inc.*	141,000	2,481,600
Healthsouth Corp.	216,200	8,286,946
		19,628,540
HEALTH CARE SERVICES—2.1%
Air Methods Corp.*	65,050	3,268,762
IPC The Hospitalist Co., Inc.*	108,350	5,328,653
Team Health Holdings, Inc.*	120,650	6,822,758
		15,420,173
HEALTH CARE SUPPLIES—1.8%
Align Technology, Inc.*	159,450	8,643,784
Endologix, Inc.*	356,950	5,050,843
		13,694,627
HEALTH CARE TECHNOLOGY—1.5%
athenahealth, Inc.*	46,050	5,728,620
HMS Holdings Corp.*	301,350	5,547,853
		11,276,473
HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	234,100	4,162,298

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
On Assignment, Inc.*	180,100	4,864,501

INDUSTRIAL MACHINERY—4.3%
Actuant Corp., Cl. A	198,260	6,399,833
Middleby Corp.*	61,350	4,469,961
RBC Bearings, Inc.	89,050	4,940,494
Rexnord Corp.*	234,500	6,310,395
The ExOne Co.*	89,050	2,912,825
Watts Water Technologies, Inc.	123,200	7,202,272
		32,235,780
INTERNET SOFTWARE & SERVICES—3.8%
Cornerstone OnDemand, Inc.*	98,230	4,109,943
DealerTrack Holdings, Inc.*	168,600	6,334,302
Demandware, Inc.*	79,265	4,774,924
SPS Commerce, Inc.*	91,500	4,881,525
Trulia, Inc.*	93,000	5,629,290
WebMD Health Corp.*	62,050	3,091,951
		28,821,935
INVESTMENT BANKING & BROKERAGE—0.8%
Evercore Partners, Inc., Cl. A	106,650	5,818,824

IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	217,750	5,922,800

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—(CONT.)
Unisys Corp.*	132,500	$2,820,925
		8,743,725
LEISURE FACILITIES—1.0%
Six Flags Entertainment Corp.	197,000	7,529,340

LEISURE PRODUCTS—1.0%
Brunswick Corp.	188,150	7,588,089

LIFE SCIENCES TOOLS & SERVICES—1.1%
ICON PLC.#*	163,950	8,492,610

MANAGED HEALTH CARE—1.3%
Molina Healthcare, Inc.*	175,250	7,158,963
WellCare Health Plans, Inc.*	43,350	2,704,173
		9,863,136
OFFICE SERVICES & SUPPLIES—0.8%
Herman Miller, Inc.	211,650	6,188,646

OIL & GAS EQUIPMENT & SERVICES—0.7%
CARBO Ceramics, Inc.	16,150	2,011,321
Hornbeck Offshore Services, Inc.*	72,150	3,152,955
		5,164,276
OIL & GAS EXPLORATION & PRODUCTION—5.1%
Approach Resources, Inc.*	209,700	4,412,088
Kodiak Oil & Gas Corp.*	354,050	5,501,937
Northern Oil and Gas, Inc.*	554,400	8,920,296
Parsley Energy, Inc., Cl. A*	290,900	6,565,613
PDC Energy, Inc.*	137,250	7,447,185
Rosetta Resources, Inc.*	112,610	5,750,993
		38,598,112
PACKAGED FOODS & MEATS—1.8%
B&G Foods, Inc.	221,000	6,203,470
Hain Celestial Group, Inc.*	87,617	7,491,253
		13,694,723
PAPER PACKAGING—1.1%
Graphic Packaging Holding Co.*	667,800	8,013,600

PAPER PRODUCTS—0.5%
KapStone Paper and Packaging Corp.*	134,350	3,995,569

PHARMACEUTICALS—1.0%
Aratana Therapeutics, Inc.*	116,600	1,344,398
Horizon Pharma, Inc.*	238,400	2,026,400
Pacira Pharmaceuticals, Inc.*	46,400	4,268,800
		7,639,598
REGIONAL BANKS—1.3%
Investors Bancorp, Inc.	458,750	4,748,063
ViewPoint Financial Group, Inc.	206,800	5,198,952
		9,947,015
RENEWABLE ELECTRICITY—0.3%
TerraForm Power, Inc.*	71,300	2,192,475

RESTAURANTS—2.6%
Fiesta Restaurant Group, Inc.*	164,600	7,469,548
Papa John’s International, Inc.	160,100	6,674,569

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Popeyes Louisiana Kitchen, Inc.*	132,700	$5,347,810
		19,491,927
SEMICONDUCTOR EQUIPMENT—0.5%
GT Advanced Technologies, Inc.*	286,300	3,962,392

SEMICONDUCTORS—4.4%
Applied Micro Circuits Corporation*	178,200	1,487,970
Intersil Corp.	359,450	4,611,743
Microsemi Corp.*	272,200	6,527,356
Power Integrations, Inc.	110,800	5,964,364
RF Micro Devices, Inc.*	733,800	8,189,208
Semtech Corp.*	201,750	4,505,077
Synaptics Inc.*	18,350	1,325,421
		32,611,139
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	111,150	4,407,098

SPECIALTY CHEMICALS—2.7%
Chemtura Corp.*	328,900	7,650,214
Cytec Industries, Inc.	56,350	5,682,898
PolyOne Corp.	185,900	7,054,905
		20,388,017
SPECIALTY STORES—0.7%
Five Below, Inc.*	148,190	5,426,718

SYSTEMS SOFTWARE—2.0%
CommVault Systems, Inc.*	40,250	1,932,805
FleetMatics Group PLC.*	174,300	5,506,137
Gigamon, Inc.*	269,000	3,104,260
Proofpoint, Inc.*	118,050	4,163,623
		14,706,825
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
Electronics For Imaging, Inc.*	103,200	4,548,024
Nimble Storage, Inc.*	84,400	2,184,272
Super Micro Computer, Inc.*	189,650	4,963,141
		11,695,437
TRADING COMPANIES & DISTRIBUTORS—1.4%
Beacon Roofing Supply, Inc.*	151,800	4,195,752
H&E Equipment Services, Inc.*	174,600	6,317,028
		10,512,780
TRUCKING—0.9%
Swift Transportation Co.*	320,200	6,548,090
TOTAL COMMON STOCKS (Cost $627,591,748)		721,851,877

PREFERRED STOCKS—0.2%
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*(L3)	41,238	1,335,699
(Cost $1,335,699)		1,335,699

	SHARES	VALUE
RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*(L2)	250,375	$—
(Cost $0)		—

REAL ESTATE INVESTMENT TRUST—2.3%
HEALTH CARE—0.5%
Healthcare Realty Trust, Inc.	60,800	1,501,760
Sabra Health Care REIT, Inc.	94,900	2,628,730
		4,130,490
OFFICE—1.0%
Dupont Fabros Technology, Inc.	270,900	7,425,369

SPECIALIZED—0.8%
Sovran Self Storage, Inc.	81,800	6,275,696
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $17,005,089)		17,831,555
Total Investments (Cost $645,932,536)(a)	98.8%	741,019,131
Other Assets in Excess of Liabilities	1.2%	8,708,335
NET ASSETS	100.0%	$749,727,466

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $651,058,912, amounted to $89,960,219 which consisted of aggregate gross unrealized appreciation of $123,935,085 and aggregate gross unrealized depreciation of $33,974,866.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies.  The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.  The Class R Shares of Alger Capital Appreciation Focus Fund were converted to Class I Shares of the Alger Capital Appreciation Focus Fund on November 25, 2013.

Each Fund offers one or more of the following share classes: Class A, C, I, R and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$454,200,129	$454,125,334	—	$74,795
Consumer Staples	129,088,968	129,088,968	—	—
Energy	188,916,948	188,916,948	—	—
Financials	155,560,147	155,560,147	—	—
Health Care	483,159,361	483,159,361	—	—
Industrials	292,471,629	292,471,629	—	—
Information Technology	849,303,780	849,303,780	—	—
Materials	90,703,649	90,703,649	—	—
Telecommunication Services	48,494,602	36,322,840	12,171,762	—
TOTAL COMMON STOCKS	$2,691,899,213	$2,679,652,656	$12,171,762	$74,795

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$52,092,973	$52,092,973	—	—
PREFERRED STOCKS
Consumer Discretionary	2,145,284	—	—	2,145,284
Health Care	3,616,505	—	—	3,616,505
TOTAL PREFERRED STOCKS	$5,761,789	—	—	$5,761,789
TOTAL INVESTMENTS IN SECURITIES	$2,749,753,975	$2,731,745,629	$12,171,762	$5,836,584

Alger Capital Appreciation Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	3,530,276	3,530,276	—	—
Consumer Staples	884,990	884,990	—	—
Energy	1,225,913	1,225,913	—	—
Financials	1,381,093	1,381,093	—	—
Health Care	3,118,988	3,118,988	—	—
Industrials	2,156,043	2,156,043	—	—
Information Technology	6,092,203	6,092,203	—	—
Materials	655,833	655,833	—	—
TOTAL COMMON STOCKS	$19,045,339	$19,045,339	—	—
MASTER LIMITED PARTNERSHIP
Energy	304,917	304,917	—	—
Financials	627,129	627,129	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$932,046	$932,046	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,977,385	$19,977,385	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	40,678,546	40,673,188	—	5,358
Consumer Staples	5,333,580	5,333,580	—	—
Energy	12,310,509	12,310,509	—	—
Financials	8,719,409	8,719,409	—	—
Health Care	21,857,829	21,412,531	445,298	—
Industrials	22,180,916	22,180,916	—	—
Information Technology	27,417,236	27,417,236	—	—
Materials	7,281,655	7,281,655	—	—
Telecommunication Services	2,489,268	2,489,268	—	—
Utilities	744,150	744,150	—	—
TOTAL COMMON STOCKS	$149,013,098	$148,562,442	$445,298	$5,358
MASTER LIMITED PARTNERSHIP
Financials	1,505,438	1,505,438	—	—
PREFERRED STOCKS
Consumer Discretionary	133,081	—	—	133,081
Health Care	245,775	—	—	245,775
TOTAL PREFERRED STOCKS	$378,856	—	—	$378,856

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PURCHASED OPTIONS
Energy	$71,282	$71,282	—	—
Financials	21,750	21,750	—	—
TOTAL PURCHASED OPTIONS	$93,032	$93,032	—	—
TOTAL INVESTMENTS IN SECURITIES	$150,990,424	$150,160,912	$445,298	$384,214
SECURITIES SOLD SHORT OPTIONS WRITTEN
Energy	657,712	469,122	188,590	—
Financials	15,718	15,718	—	—
TOTAL OPTIONS WRITTEN	$673,430	$484,840	$188,590	—

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	120,623,929	120,623,929	—	—
Consumer Staples	20,114,434	20,114,434	—	—
Energy	43,762,388	43,762,388	—	—
Financials	27,959,581	27,959,581	—	—
Health Care	159,989,310	159,989,310	—	—
Industrials	99,058,338	99,058,338	—	—
Information Technology	196,888,525	196,888,525	—	—
Materials	51,262,897	51,262,897	—	—
Utilities	2,192,475	2,192,475	—	—
TOTAL COMMON STOCKS	$721,851,877	$721,851,877	—	—
PREFERRED STOCKS
Health Care	1,335,699	—	—	1,335,699
REAL ESTATE INVESTMENT TRUST
Financials	17,831,555	17,831,555	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$741,019,131	$739,683,432	—	$1,335,699

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	38,644
Purchases, issuances, sales, and settlements
Purchases	36,151
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	74,795
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$38,644

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(214,645)
Purchases, issuances, sales, and settlements
Purchases	5,976,434
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	5,761,789
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(214,645)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	2,768
Purchases, issuances, sales, and settlements
Purchases	2,590
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	5,358
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$2,768

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(15,377)
Purchases, issuances, sales, and settlements
Purchases	394,233
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	378,856
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(15,377)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	1,335,699
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	1,335,699
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Financial Asset	Fair Value as of July 31, 2014	Valuation Technique	Unobservable Input	Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$74,795	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$2,145,284	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$3,616,505	Income Approach	Discount Rate	10.0%
Alger Mid Cap Growth Institutional Fund
Common Stocks	$5,358	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$133,018	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$245,775	Income Approach	Discount Rate	10.0%
Alger Mid Cap Growth Institutional Fund
Common Stocks	$5,358	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$133,018	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$245,775	Income Approach	Discount Rate	10.0%
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$1,333,699	Income Approach	Discount Rate	10.0%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2014 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$91,894,309	$91,894,309	—	—
Alger Capital Appreciation Focus Fund	428,456	428,456	—	—
Alger Mid Cap Growth Institutional Fund	6,172,169	6,172,169	—	—
Alger Small Cap Growth Institutional Fund	7,875,146	7,875,146	—	—
Total	$106,370,080	$106,370,080	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended July 31, 2014, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of July 31, 2014 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$93,032
Purchased Call Options	Investments in Securities, at value	—
Written Put Options	—	—	Written options outstanding, at value	$508,234
Written Call Options	—	—	Written options outstanding, at value	165,196
Total		$93,032		$673,430

For the three months ended July 31, 2014, the Alger Mid Cap Growth Institutional Fund had option purchases of $5,492,158 and option sales of $9,282,183. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2014 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(902,921)
Written Options	4,803,442
Total	$3,900,521

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$74,637
Written Options	(44,701)
Total	$29,936

NOTE 5 — Affiliated Securities:

The securities listed below are deemed to be affiliate of the Trust because the Fund or its affiliate owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2014. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Security	Shares at October 31, 2013	Purchases	Sales	Shares at July 31, 2014	Dividend Income	Realized Gain (Loss)	Value at July 31, 2014

Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream, Inc.*	—	124,658	—	124,658	—	—	$74,795
Preferred Stocks
Choicestream, Inc.*	—	3,575,473	—	3,575,473	—	—	2,145,284

Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc.*	—	8,930	—	8,930	—	—	$5,358
Preferred Stocks
Choicestream, Inc.*	—	221,801	—	221,801	—	—	133,081

*	Non-income producing security.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 17, 2014